WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	September 30, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.1% (a)
Communication Services - 1.3%
Consolidated Communications Holdings, Inc. (b)	1,075	$6,117
Emerald Holding, Inc.	10,000	20,400
Entercom Communications Corp. - Class A	7,715	12,421
Entravision Communications Corp. - Class A	15,200	23,104
Live Nation Entertainment, Inc. (b)	5,233	281,954
MDC Partners, Inc. - Class A (b)	4,400	7,084
National CineMedia, Inc.	4,727	12,834
TEGNA, Inc.	2,145	25,204
Vonage Holdings Corp. (b)	980	10,025
Yelp, Inc. (b)	300	6,027
		405,170
Consumer Discretionary - 16.0%
Aaron's, Inc.	3,664	207,566
Adient PLC (b)	4,345	75,299
American Eagle Outfitters, Inc.	2,600	38,506
American Outdoor Brands, Inc. (b)	117	1,524
American Public Education, Inc. (b)	1,160	32,700
Asbury Automotive Group, Inc. (b)	970	94,526
AutoNation, Inc. (b)	500	26,465
Bed Bath & Beyond, Inc.	1,100	16,478
Big Lots, Inc.	1,164	51,914
Brinker International, Inc.	700	29,904
Caleres, Inc.	950	9,082
Callaway Golf Co. (c)	1,298	24,844
CarParts.com, Inc. (b)	740	7,999
Carriage Services, Inc.	1,195	26,660
Carter's, Inc.	1,289	111,602
Century Communities, Inc. (b)	900	38,097
Chico's FAS, Inc.	5,479	5,328
Chuy's Holdings, Inc. (b)	720	14,098
Citi Trends, Inc.	1,400	34,972
Cooper Tire & Rubber Co.	1,300	41,210
Culp, Inc.	900	11,178
Del Taco Restaurants, Inc. (b)	1,320	10,824
Designer Brands, Inc. - Class A	4,500	24,435
Dillard's, Inc. - Class A (c)	1,100	40,172
Dine Brands Global, Inc.	620	33,846
Duluth Holdings, Inc. - Class B (b)	2,600	31,772
El Pollo Loco Holdings, Inc. (b)	1,192	19,310
Ethan Allen Interiors, Inc.	2,800	37,912
Foot Locker, Inc.	700	23,121
Funko, Inc. - Class A (b)	5,000	28,950
G-III Apparel Group Ltd. (b)	2,500	32,775
Genesco, Inc. (b)	3,177	68,433
Green Brick Partners, Inc. (b)	11,939	192,218
Group 1 Automotive, Inc.	960	84,854
Guess?, Inc.	1,555	18,069
H&R Block, Inc.	2,700	43,983
Hamilton Beach Brands Holding Co. - Class A	500	9,725
Hanesbrands, Inc.	12,288	193,536
Harley-Davidson, Inc.	700	17,178
Haverty Furniture Companies, Inc.	1,000	20,940
Helen of Troy Ltd. (b)	199	38,510
Hibbett Sports, Inc. (b)	3,113	122,092
Hilton Grand Vacations, Inc. (b)	1,900	39,862
Hooker Furniture Corp.	1,800	46,494
Jack in the Box, Inc.	25	1,983
Johnson Outdoors, Inc. - Class A	80	6,551
KB Home	965	37,046
Lands' End, Inc. (b)	1,430	18,633
Laureate Education, Inc. - Class A (b)	1,145	15,206
La-Z-Boy, Inc.	1,000	31,630
Lithia Motors, Inc. - Class A	1,020	232,499
Lumber Liquidators Holdings, Inc. (b)	310	6,835
M/I Homes, Inc. (b)	2,275	104,764
Magnite, Inc. (b)	4,220	29,308
MarineMax, Inc. (b)	350	8,984
Meritage Homes Corp. (b)	2,010	221,884
Motorcar Parts of America, Inc. (b)	1,700	26,452
Movado Group, Inc.	3,100	30,814
Murphy USA, Inc. (b)	352	45,151
Nautilus, Inc. (b)	1,480	25,397
Penn National Gaming, Inc. (b)	305	22,173
Penske Automotive Group, Inc.	600	28,596
Red Rock Resorts, Inc. - Class A	19,688	336,665
Rent-A-Center, Inc.	2,220	66,356
RH (b)	150	57,393
Rocky Brands, Inc.	500	12,415
Sally Beauty Holdings, Inc. (b)	5,048	43,867
Signet Jewelers Ltd.	2,453	45,871
Sleep Number Corp. (b)	110	5,380
Smith & Wesson Brands, Inc.	100	1,552
Sonic Automotive, Inc. - Class A	1,000	40,160
Stamps.com, Inc. (b)	80	19,276
Standard Motor Products, Inc.	986	44,025
Sturm Ruger & Co., Inc.	330	20,183
Superior Group of Companies, Inc.	360	8,363
Tapestry, Inc.	1,400	21,882
Taylor Morrison Home Corp. (b)	3,410	83,852
The Buckle, Inc.	4,080	83,191
The Cato Corp. - Class A	3,900	30,498
The Goodyear Tire & Rubber Co.	5,600	42,952
The ODP Corp.	2,046	39,795
Tilly's, Inc. - Class A	3,300	19,899
TRI Pointe Group, Inc. (b)	5,105	92,605
Twin River Worldwide Holdings, Inc.	1,400	36,778
Unifi, Inc. (b)	1,600	20,544
Universal Electronics, Inc. (b)	294	11,096
Urban Outfitters, Inc. (b)	1,300	27,053
Vail Resorts, Inc.	1,908	408,255
Vera Bradley, Inc. (b)	4,500	27,495
Vista Outdoor, Inc. (b)	1,645	33,196
Visteon Corp. (b)	300	20,766
Wingstop, Inc.	260	35,529
Winnebago Industries, Inc.	170	8,784
Wolverine World Wide, Inc.	3,925	101,422
WW International, Inc. (b)	1,647	31,079
Wyndham Destinations, Inc.	1,000	30,760
Zumiez, Inc. (b)	4,040	112,393
		4,994,199
Consumer Staples - 5.2%
BJ's Wholesale Club Holdings, Inc. (b)	905	37,603
Cal-Maine Foods, Inc. (b)	9,374	359,680
Darling Ingredients, Inc. (b)	5,145	185,374
Edgewell Personal Care Co. (b)	350	9,758
Farmer Bros Co. (b)	920	4,066
Flowers Foods, Inc.	4,899	119,193
Hostess Brands, Inc. (b)	8,240	101,599
Ingles Markets, Inc. - Class A	760	28,910
Inter Parfums, Inc.	150	5,603
Lancaster Colony Corp.	544	97,267
Natural Grocers by Vitamin Cottage, Inc.	1,720	16,959
Nu Skin Enterprises, Inc. - Class A	900	45,081
Performance Food Group Co. (b)	1,080	37,390
Post Holdings, Inc. (b)	2,946	253,356
Seaboard Corp.	53	150,345
SpartanNash Co.	2,105	34,417
The Andersons, Inc.	1,065	20,416
The Simply Good Foods Co. (b)	345	7,607
United Natural Foods, Inc. (b)	810	12,045
Universal Corp.	700	29,316
USANA Health Sciences, Inc. (b)	300	22,095
Vector Group Ltd.	651	6,308
Village Super Market, Inc. - Class A	1,200	29,532
Weis Markets, Inc.	400	19,200
		1,633,120
Energy - 3.4%
Antero Resources Corp. (b)	667	1,834
Berry Corp.	7,445	23,601
Bonanza Creek Energy, Inc. (b)	5,780	108,664
Cactus, Inc. - Class A	900	17,271
ChampionX Corp. (b)	8,722	69,689
Cimarex Energy Co.	5,049	122,842
CNX Resources Corp. (b)	1,705	16,095
CONSOL Energy, Inc. (b)	1,370	6,069
CVR Energy, Inc.	695	8,604
Dril-Quip, Inc. (b)	300	7,428
Earthstone Energy, Inc. - Class A (b)	14,985	38,811
Frank's International NV (b)	18,100	27,874
Golar LNG Ltd. (b)	2,380	14,411
Green Plains, Inc. (b)	1,270	19,660
Hoegh LNG Partners LP	800	8,488
Kosmos Energy Ltd.	13,210	12,888
Liberty Oilfield Services, Inc. - Class A	4,500	35,955
Magnolia Oil & Gas Corp. - Class A (b)	6,730	34,794
Matador Resources Co. (b)(c)	1,930	15,942
Matrix Service Co. (b)	2,700	22,545
Montage Resources Corp. (b)	1,250	5,487
NexTier Oilfield Solutions, Inc. (b)	16,880	31,228
Oceaneering International, Inc. (b)	1,190	4,189
Oil States International, Inc. (b)	3,120	8,518
Ovintiv, Inc.	1,440	11,750
Patterson-UTI Energy, Inc.	7,170	20,435
PDC Energy, Inc. (b)	3,912	48,489
ProPetro Holding Corp. (b)	6,430	26,106
Range Resources Corp.	7,550	49,981
Renewable Energy Group, Inc. (b)	600	32,052
REX American Resources Corp. (b)	500	32,805
RPC, Inc. (b)	6,000	15,840
Select Energy Services, Inc. - Class A (b)	5,870	22,541
SM Energy Co.	7,642	12,151
Solaris Oilfield Infrastructure, Inc. - Class A	5,300	33,602
Southwestern Energy Co. (b)	9,070	21,314
Talos Energy, Inc. (b)	1,200	7,740
TechnipFMC PLC	1,200	7,572
Tidewater, Inc. (b)	1,080	7,247
US Silica Holdings, Inc.	1,990	5,970
Whiting Petroleum Corp. (b)	1,100	19,019
World Fuel Services Corp.	885	18,753
		1,056,254
Financials - 28.4%
1st Source Corp.	600	18,504
Affiliated Managers Group, Inc.	300	20,514
AllianceBernstein Holding LP	700	18,928
Amalgamated Bank - Class A	1,900	20,102
Ambac Financial Group, Inc. (b)	2,400	30,648
American Equity Investment Life Holding Co.	2,985	65,640
Ameris Bancorp	400	9,112
AMERISAFE, Inc.	685	39,292
Apollo Commercial Real Estate Finance, Inc.	2,890	26,039
Arbor Realty Trust, Inc.	920	10,552
Ares Commercial Real Estate Corp.	1,100	10,054
Argo Group International Holdings Ltd.	1,430	49,235
Artisan Partners Asset Management, Inc. - Class A	3,825	149,137
Associated Banc-Corp	4,148	52,348
Axis Capital Holdings Ltd.	900	39,636
BancFirst Corp.	2,090	85,356
Bank OZK (c)	14,144	301,550
BankUnited, Inc.	4,466	97,850
Bar Harbor Bankshares	1,000	20,550
Berkshire Hills Bancorp, Inc.	4,400	44,484
Blackstone Mortgage Trust, Inc. - Class A	600	13,182
BOK Financial Corp.	4,165	214,539
Boston Private Financial Holdings, Inc.	6,800	37,536
Bridge Bancorp, Inc.	1,100	19,173
Bridgewater Bancshares, Inc. (b)	1,000	9,490
Brighthouse Financial, Inc. (b)	1,000	26,910
Brightsphere Investment Group, Inc.	1,600	20,640
Brookline Bancorp, Inc.	2,000	17,290
Brown & Brown, Inc.	2,259	102,265
Bryn Mawr Bank Corp.	700	17,409
Cadence BanCorp	17,310	148,693
Calamos Asset Management, Inc. Escrow (b)(d)(e)	1,495	–
Camden National Corp.	300	9,067
Capstead Mortgage Corp.	4,985	28,016
Cathay General Bancorp	7,591	164,573
CIT Group, Inc.	2,850	50,473
City Holding Co.	499	28,747
CNB Financial Corp.	600	8,922
CNO Financial Group, Inc.	2,500	40,100
Colony Credit Real Estate, Inc.	4,800	23,568
Columbia Banking System, Inc.	1,320	31,482
Community Bank System, Inc.	1,275	69,436
Community Trust Bancorp, Inc.	900	25,434
ConnectOne Bancorp, Inc.	2,300	32,361
Cowen, Inc. - Class A	2,300	37,421
CrossFirst Bankshares, Inc. (b)	1,000	8,690
Customers Bancorp, Inc. (b)	3,600	40,320
CVB Financial Corp.	5,745	95,539
Dime Community Bancshares, Inc.	3,669	41,496
Donegal Group, Inc. - Class A	1,425	20,050
Eagle Bancorp, Inc.	1,440	38,578
Employers Holdings, Inc.	1,200	36,300
Encore Capital Group, Inc. (b)	960	37,046
Enova International, Inc. (b)	385	6,310
Enstar Group Ltd. (b)	2,124	343,026
Equity Bancshares, Inc. - Class A (b)	2,200	34,100
Essent Group Ltd.	2,810	103,998
Evercore, Inc. - Class A	300	19,638
FB Financial Corp.	1,223	30,722
FBL Financial Group, Inc. - Class A	571	27,522
Federal Agricultural Mortgage Corp. - Class C	300	19,098
Federated Hermes, Inc.	3,070	66,036
Financial Institutions, Inc.	1,200	18,480
First BanCorp	17,180	89,680
First Business Financial Services, Inc.	800	11,432
First Community Bankshares, Inc.	2,628	47,435
First Financial Bancorp	1,500	18,007
First Financial Corp.	1,586	49,800
First Hawaiian, Inc.	2,500	36,175
First Horizon National Corp.	6,623	62,455
First Internet Bancorp	1,400	20,622
First Merchants Corp.	860	19,918
First Mid Bancshares, Inc.	700	17,465
First Midwest Bancorp, Inc.	2,400	25,872
Flushing Financial Corp.	3,300	34,716
FNB Corp.	4,000	27,120
FS Bancorp, Inc.	300	12,300
Fulton Financial Corp.	5,485	51,175
Glacier Bancorp, Inc.	1,807	57,914
Global Indemnity Group LLC - Class A	2,164	44,990
Granite Point Mortgage Trust, Inc.	5,010	35,521
Great Ajax Corp.	2,512	20,825
Great Southern Bancorp, Inc.	800	28,976
Great Western Bancorp, Inc.	2,900	36,105
Greenhill & Co., Inc.	3,000	34,050
Hancock Whitney Corp.	4,471	84,100
Hanmi Financial Corp.	4,200	34,482
Heartland Financial USA, Inc.	745	22,346
Heritage Financial Corp.	500	9,195
Heritage Insurance Holdings, Inc.	4,139	41,887
Hilltop Holdings, Inc.	1,100	22,638
Hingham Institution for Savings	160	29,440
Home BancShares, Inc.	5,935	89,975
HomeStreet, Inc.	1,200	30,912
HomeTrust Bancshares, Inc.	700	9,506
Hope Bancorp, Inc.	10,335	78,391
Horace Mann Educators Corp.	1,000	33,400
Horizon Bancorp, Inc.	1,800	18,162
Independent Bank Corp.	1,143	14,367
International Bancshares Corp.	3,950	102,937
Invesco Mortgage Capital, Inc.	7,217	19,558
Investors Bancorp, Inc.	11,785	85,559
James River Group Holdings Ltd.	400	17,812
Lakeland Bancorp, Inc.	3,000	29,850
Lazard Ltd. - Class A	1,300	42,965
Live Oak Bancshares, Inc.	6,052	153,297
Luther Burbank Corp.	2,000	16,700
Mercantile Bank Corp.	1,048	18,885
Merchants Bancorp	1,100	21,681
Meridian Bancorp, Inc.	1,000	10,350
Metropolitan Bank Holding Corp. (b)	700	19,600
MFA Financial, Inc.	14,250	38,190
MGIC Investment Corp.	1,300	11,518
Midland States Bancorp, Inc.	2,800	35,980
MidWestOne Financial Group, Inc.	1,100	19,657
Mr. Cooper Group, Inc. (b)	11,964	267,036
National Bank Holdings Corp. - Class A	370	9,712
National General Holdings Corp.	66	2,228
National Western Life Group, Inc. - Class A	692	126,477
Navient Corp.	8,112	68,546
NBT Bancorp, Inc.	1,428	38,299
New York Mortgage Trust, Inc.	8,810	22,465
NMI Holdings, Inc. - Class A (b)	500	8,900
Northfield Bancorp, Inc.	2,100	19,152
Northrim BanCorp, Inc.	1,435	36,578
OceanFirst Financial Corp.	600	8,214
Old National Bancorp	700	8,792
OP Bancorp	1,666	9,529
Oppenheimer Holdings, Inc. - Class A	1,115	24,887
Origin Bancorp, Inc.	400	8,544
Orrstown Financial Services, Inc.	900	11,520
PacWest Bancorp	2,100	35,868
Park National Corp.	100	8,196
Peapack Gladstone Financial Corp.	1,800	27,270
PennyMac Mortgage Investment Trust	2,250	36,158
Peoples Bancorp, Inc.	2,685	51,257
Popular, Inc.	1,100	39,897
PRA Group, Inc. (b)	1,560	62,322
Premier Financial Corp.	7,541	117,451
ProAssurance Corp.	14,292	223,527
Prosperity Bancshares, Inc.	299	15,497
Provident Financial Services, Inc.	6,325	77,165
Pzena Investment Management, Inc. - Class A	5,141	27,556
Radian Group, Inc.	2,100	30,681
RBB Bancorp	1,500	17,010
Redwood Trust, Inc.	950	7,144
Regional Management Corp. (b)	420	6,997
Reinsurance Group of America, Inc.	1,204	114,609
RenaissanceRe Holdings Ltd.	806	136,810
Renasant Corp.	800	18,176
Republic Bancorp, Inc. - Class A	1,658	46,689
S&T Bancorp, Inc.	500	8,845
Sandy Spring Bancorp, Inc.	1,145	26,427
Selective Insurance Group, Inc.	405	20,853
Sierra Bancorp	500	8,395
Simmons First National Corp. - Class A	4,455	70,634
SLM Corp.	4,200	33,978
South Plains Financial, Inc.	700	8,687
Southern Missouri Bancorp, Inc.	500	11,790
Southern National Bancorp of Virginia, Inc.	2,300	19,964
State Auto Financial Corp.	600	8,256
Sterling Bancorp	33,473	352,136
Sterling Bancorp, Inc.	2,110	6,351
Stewart Information Services Corp.	1,300	56,849
Stifel Financial Corp.	2,125	107,440
Stock Yards Bancorp, Inc.	1,460	49,698
StoneX Group, Inc. (b)	180	9,209
Synovus Financial Corp.	1,900	40,223
Territorial Bancorp, Inc.	400	8,092
Texas Capital Bancshares, Inc. (b)	2,520	78,448
The Bancorp, Inc. (b)	2,065	17,842
The First of Long Island Corp.	5,570	82,492
The Hanover Insurance Group, Inc.	400	37,272
Third Point Reinsurance Ltd. (b)	4,700	32,665
TPG RE Finance Trust, Inc.	3,758	31,793
TriCo Bancshares	300	7,347
TriState Capital Holdings, Inc. (b)	700	9,268
TrustCo Bank Corp. NY	3,200	16,704
Trustmark Corp.	3,239	69,347
Two Harbors Investment Corp.	5,210	26,519
UMB Financial Corp.	600	29,406
Umpqua Holdings Corp.	2,700	28,674
United Bankshares, Inc.	5,425	116,475
United Community Banks, Inc.	3,800	64,334
Univest Financial Corp.	3,394	48,772
Valley National Bancorp	3,965	27,160
Victory Capital Holdings, Inc. - Class A	1,800	30,402
Virtus Investment Partners, Inc.	220	30,503
Waddell & Reed Financial, Inc. - Class A	3,035	45,070
Washington Federal, Inc.	2,425	50,586
Washington Trust Bancorp, Inc.	600	18,396
Waterstone Financial, Inc.	1,440	22,306
Webster Financial Corp.	1,500	39,615
WesBanco, Inc.	1,000	21,360
West BanCorp, Inc.	500	7,920
Wintrust Financial Corp.	900	36,045
WisdomTree Investments, Inc.	3,640	11,648
WSFS Financial Corp.	700	18,879
		8,895,334
Health Care - 3.2%
Abeona Therapeutics, Inc. (b)	5,140	5,243
Allscripts Healthcare Solutions, Inc. (b)	980	7,977
Anika Therapeutics, Inc. (b)	1,715	60,694
Arena Pharmaceuticals, Inc. (b)	210	15,706
Assembly Biosciences, Inc. (b)	320	5,261
BioCryst Pharmaceuticals, Inc. (b)	1,820	6,252
Brookdale Senior Living, Inc. (b)	2,660	6,756
Coherus Biosciences, Inc. (b)	3,140	57,588
Constellation Pharmaceuticals, Inc. (b)	530	10,738
Covetrus, Inc. (b)	1,130	27,572
Endo International PLC (b)	1,215	4,009
Evolent Health, Inc. - Class A (b)	1,520	18,863
G1 Therapeutics, Inc. (b)	1,205	13,918
Hanger, Inc. (b)	4,958	78,436
HealthStream, Inc. (b)	375	7,526
HMS Holdings Corp. (b)	1,798	43,062
ImmunoGen, Inc. (b)	3,185	11,466
Integer Holdings Corp. (b)	903	53,286
LivaNova Plc (b)	2,594	117,275
Magellan Health, Inc. (b)	550	41,679
Mallinckrodt PLC (b)(c)	2,845	2,769
MEDNAX, Inc. (b)	2,520	41,026
National HealthCare Corp.	778	48,477
Natus Medical, Inc. (b)	8,427	144,355
NextGen Healthcare, Inc. (b)	1,600	20,384
Pacific Biosciences of California, Inc. (b)	1,940	19,148
Patterson Companies, Inc.	1,000	24,105
Prestige Consumer Healthcare, Inc. (b)	100	3,642
Rigel Pharmaceuticals, Inc. (b)	2,250	5,400
Sangamo Therapeutics, Inc. (b)	1,570	14,836
Taro Pharmaceutical Industries Ltd. (b)	700	38,395
Tivity Health, Inc. (b)	2,425	33,998
Triple-S Management Corp. - Class B (b)	1,381	24,678
		1,014,520
Industrials - 19.6%
AAR Corp.	3,340	62,792
ABM Industries, Inc.	770	28,228
ACCO Brands Corp.	6,200	35,960
Acuity Brands, Inc.	200	20,470
Aerojet Rocketdyne Holdings, Inc. (b)	1,425	56,843
AeroVironment, Inc. (b)	395	23,704
Alaska Air Group, Inc.	2,553	93,516
Allegiant Travel Co.	1,749	209,530
Altra Industrial Motion Corp.	670	24,770
American Superconductor Corp. (b)	2,005	29,032
American Woodmark Corp. (b)	90	7,069
ArcBest Corp.	1,140	35,408
Arcosa, Inc.	1,335	58,860
Armstrong Flooring, Inc. (b)	5,200	17,940
ASGN, Inc. (b)	715	45,445
Atlas Air Worldwide Holdings, Inc. (b)	845	51,461
AZZ, Inc.	2,325	79,329
Barnes Group, Inc.	372	13,295
Beacon Roofing Supply, Inc. (b)	520	16,156
BG Staffing, Inc.	1,000	8,470
Blue Bird Corp. (b)	2,700	32,832
BMC Stock Holdings, Inc. (b)	2,845	121,851
Brady Corp. - Class A	1,256	50,265
Builders FirstSource, Inc. (b)	2,575	83,997
Caesarstone Ltd.	3,800	37,240
CECO Environmental Corp. (b)	875	6,379
Cimpress PLC (b)	880	66,141
Colfax Corp. (b)	8,429	264,333
Columbus McKinnon Corp.	425	14,068
Comfort Systems USA, Inc.	700	36,057
Crane Co.	400	20,052
CSW Industrials, Inc.	778	60,101
Curtiss-Wright Corp.	440	41,034
Deluxe Corp.	2,065	53,132
Ducommun, Inc. (b)	515	16,954
DXP Enterprises, Inc. (b)	3,405	54,923
EMCOR Group, Inc.	2,702	182,952
Encore Wire Corp.	800	37,136
EnerSys	550	36,916
Ennis, Inc.	3,255	56,767
EnPro Industries, Inc.	700	39,487
Flowserve Corp.	1,000	27,290
Fluor Corp.	7,280	64,137
Foundation Building Materials, Inc. (b)	5,200	81,744
Franklin Electric Co., Inc.	2,005	117,954
GATX Corp.	290	18,488
Gibraltar Industries, Inc. (b)	755	49,181
GP Strategies Corp. (b)	2,500	24,100
GrafTech International Ltd.	5,900	40,356
Graham Corp.	800	10,216
Great Lakes Dredge & Dock Corp. (b)	4,635	44,079
H&E Equipment Services, Inc.	435	8,552
Heidrick & Struggles International, Inc.	1,900	37,335
Herman Miller, Inc.	3,640	109,782
Hillenbrand, Inc.	1,400	39,704
Hub Group, Inc. - Class A (b)	2,910	146,067
Hyster-Yale Materials Handling, Inc.	2,591	96,256
ICF International, Inc.	120	7,384
Insteel Industries, Inc.	1,600	29,920
Interface, Inc.	5,200	31,824
KAR Auction Services, Inc.	540	7,776
Kelly Services, Inc. - Class A	2,100	35,784
Kennametal, Inc.	800	23,152
Kforce, Inc.	700	22,519
Kimball International, Inc. - Class B	876	9,233
Kirby Corp. (b)	4,817	174,231
Knoll, Inc.	3,000	36,180
Korn Ferry	1,400	40,600
ManpowerGroup, Inc.	400	29,332
Masonite International Corp. (b)	500	49,200
MasTec, Inc. (b)	1,200	50,640
Matson, Inc.	1,100	44,099
Mercury Systems, Inc. (b)	575	44,540
Meritor, Inc. (b)	1,800	37,692
Miller Industries, Inc.	700	21,399
Moog, Inc. - Class A	572	36,339
MRC Global, Inc. (b)	6,740	28,847
Mueller Industries, Inc.	3,250	87,945
Mueller Water Products, Inc. - Class A	2,000	20,780
MYR Group, Inc. (b)	900	33,462
National Presto Industries, Inc.	350	28,651
Navistar International Corp. (b)	1,880	81,855
NOW, Inc. (b)	12,115	55,002
PGT Innovations, Inc. (b)	410	7,183
Powell Industries, Inc.	2,170	52,362
Preformed Line Products Co.	400	19,488
Primoris Services Corp.	2,690	48,528
Resideo Technologies, Inc. (b)	5,340	58,740
Resources Connection, Inc.	2,600	30,030
Rush Enterprises, Inc. - Class A	900	45,486
Sensata Technologies Holding Plc (b)	1,250	53,925
SP Plus Corp. (b)	1,055	18,937
Spirit Airlines, Inc. (b)(c)	1,200	19,320
SPX FLOW, Inc. (b)	3,789	162,245
Steelcase, Inc. - Class A	8,470	85,632
Stericycle, Inc. (b)	2,645	166,794
Sterling Construction Co., Inc. (b)	1,400	19,824
Terex Corp.	470	9,099
Tetra Tech, Inc.	485	46,318
The Greenbrier Companies, Inc.	1,500	44,100
The Toro Co.	449	37,694
Thermon Group Holdings, Inc. (b)	2,300	25,829
TriMas Corp. (b)	3,509	80,005
Triumph Group, Inc.	1,575	10,253
TrueBlue, Inc. (b)	2,400	37,176
Tutor Perini Corp. (b)	3,550	39,512
UFP Industries, Inc.	2,080	117,541
UniFirst Corp.	558	105,668
Universal Logistics Holdings, Inc.	1,600	33,376
Valmont Industries, Inc.	320	39,738
Vectrus, Inc. (b)	1,515	57,570
Veritiv Corp. (b)	1,132	14,331
Wabash National Corp.	5,965	71,341
Watts Water Technologies, Inc. - Class A	655	65,598
WESCO International, Inc. (b)	5,096	224,326
WillScot Mobile Mini Holdings Corp. (b)	3,941	65,736
		6,128,227
Information Technology - 8.1%
Acacia Communications, Inc. (b)	370	24,938
Ambarella, Inc. (b)	932	48,632
American Software, Inc. - Class A	370	5,195
Amkor Technology, Inc. (b)	4,445	49,784
Avaya Holdings Corp. (b)	1,775	26,980
Avnet, Inc.	1,500	38,760
Axcelis Technologies, Inc. (b)	440	9,680
Belden, Inc.	1,200	37,344
Broadridge Financial Solutions, Inc.	1,282	169,224
Cardtronics PLC - Class A (b)	585	11,583
Casa Systems, Inc. (b)	2,500	10,075
Cass Information Systems, Inc.	1,000	40,240
Cerence, Inc. (b)	430	21,014
CEVA, Inc. (b)	635	25,000
Cirrus Logic, Inc. (b)	741	49,981
Comtech Telecommunications Corp.	2,805	39,270
Diodes, Inc. (b)	1,142	64,466
Ebix, Inc.	1,600	32,960
ePlus, Inc. (b)	300	21,960
Fabrinet (b)	70	4,412
FormFactor, Inc. (b)	1,640	40,885
Insight Enterprises, Inc. (b)	700	39,606
KBR, Inc.	4,210	94,136
Kimball Electronics, Inc. (b)	1,500	17,340
Lumentum Holdings, Inc. (b)	694	52,140
MACOM Technology Solutions Holdings, Inc. (b)	1,335	45,403
ManTech International Corp. - Class A	295	20,319
Methode Electronics, Inc.	1,400	39,900
NeoPhotonics Corp. (b)	6,675	40,651
NetScout Systems, Inc. (b)	175	3,820
NVE Corp.	1,117	54,822
Onto Innovation, Inc. (b)	123	3,663
OSI Systems, Inc. (b)	735	57,043
PC Connection, Inc.	900	36,954
Perficient, Inc. (b)	420	17,951
Perspecta, Inc.	270	5,252
Photronics, Inc. (b)	3,000	29,880
Progress Software Corp.	1,518	55,680
Rambus, Inc. (b)	7,445	101,922
Rogers Corp. (b)	359	35,204
Sanmina Corp. (b)	5,236	141,634
ScanSource, Inc. (b)	1,700	33,711
SecureWorks Corp. - Class A (b)	1,040	11,845
Semtech Corp. (b)	925	48,988
SMART Global Holdings, Inc. (b)	1,305	35,679
StarTek, Inc. (b)	2,435	12,784
Super Micro Computer, Inc. (b)	1,500	39,600
Sykes Enterprises, Inc. (b)	900	30,789
Synaptics, Inc. (b)	895	71,976
SYNNEX Corp.	464	64,988
Telenav, Inc. (b)	2,365	8,514
Ultra Clean Holdings, Inc. (b)	2,374	50,946
Unisys Corp. (b)	754	8,045
Veeco Instruments, Inc. (b)	3,045	35,535
Vishay Intertechnology, Inc.	2,500	38,925
Vishay Precision Group, Inc. (b)	283	7,166
WNS Holdings Ltd. - ADR (b)	5,092	325,684
Xperi Holding Corp.	2,449	28,139
		2,519,017
Materials - 4.4%
Alcoa Corp. (b)	2,560	29,773
American Vanguard Corp.	2,200	28,908
Ashland Global Holdings, Inc.	2,909	206,306
Avient Corp.	1,060	28,048
Boise Cascade Co.	160	6,387
Cabot Corp.	1,100	39,633
Carpenter Technology Corp.	290	5,266
Century Aluminum Co. (b)	2,510	17,871
Clearwater Paper Corp. (b)	450	17,073
Cleveland-Cliffs, Inc. (c)	5,000	32,100
Coeur Mining, Inc. (b)	2,750	20,295
Commercial Metals Co.	2,670	53,347
Domtar Corp.	1,710	44,922
FutureFuel Corp.	1,700	19,329
Greif, Inc. - Class A	1,055	38,202
Hecla Mining Co.	6,020	30,582
Huntsman Corp.	1,000	22,210
Innospec, Inc.	745	47,173
Kaiser Aluminum Corp.	500	26,795
Koppers Holdings, Inc. (b)	970	20,283
Kraton Corp. (b)	220	3,920
Kronos Worldwide, Inc.	845	10,867
Livent Corp. (b)	5,000	44,850
Materion Corp.	1,163	60,511
Mercer International, Inc.	2,500	16,500
Minerals Technologies, Inc.	400	20,440
Ryerson Holding Corp. (b)	1,255	7,191
Schnitzer Steel Industries, Inc. - Class A	600	11,538
Summit Materials, Inc. - Class A (b)	2,866	47,404
SunCoke Energy, Inc.	4,275	14,620
TimkenSteel Corp. (b)	1,780	6,319
Trecora Resources (b)	1,675	10,284
Tredegar Corp.	2,035	30,260
Trinseo SA	1,600	41,024
UFP Technologies, Inc. (b)	776	32,142
US Concrete, Inc. (b)	1,650	47,916
Verso Corp. - Class A	185	1,460
W R Grace & Co.	2,768	111,523
Warrior Met Coal, Inc.	1,300	22,204
Westlake Chemical Partners LP	500	9,375
Worthington Industries, Inc.	2,290	93,386
		1,378,237
Real Estate - 5.2%
Acadia Realty Trust	2,990	31,395
Alexander & Baldwin, Inc.	2,100	23,541
Alexander's, Inc.	120	29,426
American Campus Communities, Inc.	2,336	81,573
CatchMark Timber Trust, Inc. - Class A	1,822	16,270
Chatham Lodging Trust	1,810	13,792
Colony Capital, Inc.	1,794	4,898
CorEnergy Infrastructure Trust, Inc.	3,470	20,265
CubeSmart	10,963	354,214
Cushman & Wakefield PLC (b)	3,155	33,159
DiamondRock Hospitality Co.	3,380	17,137
Diversified Healthcare Trust	7,412	26,090
Essential Properties Realty Trust, Inc.	840	15,389
First Industrial Realty Trust, Inc.	551	21,930
Franklin Street Properties Corp.	845	3,093
Gladstone Commercial Corp.	350	5,898
Healthcare Realty Trust, Inc.	2,960	89,155
Hersha Hospitality Trust	2,760	15,290
JBG SMITH Properties	2,009	53,721
Jones Lang LaSalle, Inc.	551	52,709
Kennedy-Wilson Holdings, Inc.	3,280	47,626
Lexington Realty Trust	2,205	23,042
LTC Properties, Inc.	560	19,522
National Health Investors, Inc.	1,111	66,960
Newmark Group, Inc. - Class A	5,010	21,643
Pebblebrook Hotel Trust	3,610	45,233
Physicians Realty Trust	3,565	63,849
Piedmont Office Realty Trust, Inc. - Class A	4,545	61,676
PS Business Parks, Inc.	294	35,983
RE/MAX Holdings, Inc. - Class A	1,367	44,742
Realogy Holdings Corp.	1,990	18,785
Retail Opportunity Investments Corp.	5,035	52,439
RLJ Lodging Trust	235	2,035
Sabra Health Care REIT, Inc.	5,300	73,060
Seritage Growth Properties - Class A (b)	1,550	20,848
SITE Centers Corp.	3,560	25,632
STAG Industrial, Inc.	292	8,903
Summit Hotel Properties, Inc.	3,410	17,664
Sunstone Hotel Investors, Inc.	1,795	14,252
The RMR Group, Inc. - Class A	1,060	29,118
Urban Edge Properties	785	7,630
Washington Real Estate Investment Trust	455	9,159
		1,618,746
Utilities - 3.3%
ALLETE, Inc.	1,805	93,391
Avista Corp.	1,100	37,532
Black Hills Corp.	755	40,385
Clearway Energy, Inc. - Class A	705	17,413
Clearway Energy, Inc. - Class C	1,035	27,904
Consolidated Water Co Ltd.	403	4,195
Genie Energy Ltd. - Class B	1,884	15,072
MGE Energy, Inc.	656	41,105
NorthWestern Corp.	800	38,912
ONE Gas, Inc.	362	24,982
Otter Tail Corp.	1,000	36,170
PNM Resources, Inc.	2,430	100,432
Portland General Electric Co.	1,975	70,112
South Jersey Industries, Inc.	10,716	206,497
Southwest Gas Holdings, Inc.	500	31,550
Spire, Inc.	700	37,240
Star Group LP	2,100	20,475
Suburban Propane Partners LP	3,200	52,096
Sunnova Energy International, Inc. (b)	250	7,603
UGI Corp.	3,924	129,413
		1,032,479
Total Common Stocks (Cost $35,363,253)		$30,675,303

Total Investments at Value - 98.1% (Cost $35,363,253)		30,675,303
Other Assets in Excess of Liabilities - 1.9%		581,230
Net Assets - 100.0%		$31,256,533

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $335,943.
(d)
Level 3 security.  Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors.  The total value of such securities is $0 as of September 30, 2020, representing 0.0% of net assets.

(e)	Illiquid security. The total value of such securities is $0 as of September 30, 2020, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

SMALL COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2020, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2020:

Small Company Value Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$30,675,303	$-	$-	*	$30,675,303
Total	$30,675,303	$-	$-		$30,675,303

* Includes securities that have been fair valued at $0.

Refer to the Portfolio’s Condensed Schedules of Investments for a listing of the securities by industry or sector type. Small Company Value Portfolio held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 as of September 30, 2020. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.